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Wilmington New York Municipal Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2025 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS − 98.1%
NEW YORK − 98.1%
AIRPORT − 8.0%
New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/30	$1,000,000	$1,077,683
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	1,000,000	1,094,733
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,020,863
TOTAL AIRPORT		$3,193,279
DEVELOPMENT − 4.4%
Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	529,367
New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,225,624
TOTAL DEVELOPMENT		$1,754,991
EDUCATION − 9.7%
Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	920,894
New York State Dormitory Authority, NY, Revenue Bonds, (AG St. Aid Withhldg)
5.00%, 10/01/32	1,000,000	1,131,152
5.00%, 10/01/38	545,000	570,170
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,241,073
New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AG), 5.00%, 10/01/29	5,000	5,375
TOTAL EDUCATION		$3,868,664
GENERAL − 24.4%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,207,019
Nassau County Interim Finance Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/33	455,000	506,644
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	632,121
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,614,509
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	833,064
Description	Par Value	Value
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	$800,000	$810,451
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	655,000	628,655
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,046,155
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	989,262
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Senior Lien), 5.00%, 11/15/39	450,000	472,412
TOTAL GENERAL		$9,740,292
GENERAL OBLIGATIONS − 13.7%
Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	524,202
New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A), 5.00%, 08/01/31	250,000	278,584
New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,050,890
North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	620,380
Saratoga County, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 09/01/44	500,000	462,452
Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	560,456
Syracuse, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 05/01/34	805,000	843,959
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,095,996
TOTAL GENERAL OBLIGATIONS		$5,436,919
HIGHER EDUCATION − 12.7%
Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	1,195,000	1,221,118
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,075,864
Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	788,181
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington New York Municipal Bond Fund (continued)
Description	Par Value	Value
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	$1,025,000	$1,092,781
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	545,000	569,126
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John's University), (Series A) , 5.00%, 07/01/30	300,000	310,011
TOTAL HIGHER EDUCATION		$5,057,081
MEDICAL − 6.9%
Monroe County Industrial Development Corp., NY, Current Refunding Revenue Bonds, (Rochester Regional Health Project), 5.00%, 12/01/34	500,000	521,425
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Memorial Sloan Kettering Cancer Center), (Series C), 4.00%, 07/01/34	500,000	502,417
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,059,338
New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A), 4.00%, 05/01/38	500,000	476,232
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NYU Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	198,408
TOTAL MEDICAL		$2,757,820
POWER − 2.6%
Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,031,065
SCHOOL DISTRICT − 3.9%
Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	503,347
Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,059,470
TOTAL SCHOOL DISTRICT		$1,562,817
Description	Par Value	Value
TRANSPORTATION − 4.7%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	$1,530,000	$1,624,077
Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/15/36	245,000	251,273
TOTAL TRANSPORTATION		$1,875,350
UTILITIES − 3.0%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)
5.00%, 09/01/34	750,000	806,505
4.00%, 09/01/39	400,000	390,515
TOTAL UTILITIES		$1,197,020
WATER − 4.1%
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	793,732
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	845,241
TOTAL WATER		$1,638,973
TOTAL NEW YORK		$39,114,271
TOTAL MUNICIPAL BONDS (Cost $40,463,723)		$39,114,271

	Number of Shares
MONEY MARKET FUND − 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%^	351,712	351,712
TOTAL MONEY MARKET FUND (Cost $351,712)		$351,712
TOTAL INVESTMENTS − 99.0% (Cost $40,815,435)		$39,465,983
OTHER ASSETS LESS LIABILITIES – 1.0%		410,475
TOTAL NET ASSETS – 100.0%		$39,876,458
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$39,114,271	$—	$39,114,271
Money Market Fund	351,712	—	—	351,712
Total	$351,712	$39,114,271	$—	$39,465,983
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
AG	Insured by Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2025 (unaudited)